Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2019
Share capital and share premium
Schedule of share capital structure

Number of shares	Class	Par value €	Share capital €	Share premium €	Total
156,816,494	Ordinary	1	156,816	1,018,276	1,175,092
Total		1	156,816	1,018,276	1,175,092

Number of shares	Class	Par value €	Share capital €	Share premium €	Total
132,631	Ordinary	1	133	845,787	845,920
Total		1	133	845,787	845,920